Schedule of Longterm Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 135
2021	144
2022	37
Total	$ 316	$ 25,129